Supplement dated December 12, 2014
to the Classes Institutional, R-1, R-2, R-3, R-4, and R-5 Shares Prospectus
for Principal Funds, Inc.
dated March 1, 2014

(as supplemented on March 7, 2014, March 14, 2014, April 28, 2014, June 3, 2014, June 16, 2014,
July 15, 2014, August 18, 2014, October 1, 2014, and November 12, 2014)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES